UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

HedgeRow Income and Opportunity Fund

(Exact name of registrant as specified in charter)

4520 MAIN STREET Suite 1425, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
4520 MAIN STREET, SUITE 1425
KANSAS CITY, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 11/30/2016

Date of reporting period: 07/01/2015 to 06/30/2016

ITEM 1.	PROXY VOTING RECORD:

The filing for HedgeRow Income and Opportunity Fund, a series of 360 Funds, is attached.

Client	Client Name	Name	Meeting Type	Meeting Date	Record Date	Mail Date	Proposal Type	Directors	Account Number	Control No	Share Amount	Proposal Votes	Director Votes	Return Date	Proposal Text	CUSIP
01K	FIFTH THIRD BANK	BP P.L.C.	ANNUAL MEETING	4/14/2016	2/19/2016	3/4/2016	MANAGEMENT		010039625294	8678215652721743	150				1. F TO RECEIVE THE DIRECTORS' ANNUAL REPORT AND ACCOUNTS. 2. F TO RECEIVE AND APPROVE THE DIRECTORS' REMUNERATION REPORT. 3. F TO RE-ELECT MR R W DUDLEY AS A DIRECTOR. 4. F TO RE-ELECT DR B GILVARY AS A DIRECTOR. 5. F TO RE-ELECT MR P	055622104
01K	FIFTH THIRD BANK	BRISTOL-MYERS SQUIBB COMPANY	ANNUAL MEETING	5/3/2016	3/11/2016	3/31/2016	MANAGEMENT		010039625294	7837457385114779	200	FFFFFFFFFFFFFF		4/4/2016	1A. F ELECTION OF DIRECTOR: L. ANDREOTTI 1B. F ELECTION OF DIRECTOR: P.J. ARDUINI 1C. F ELECTION OF DIRECTOR: G. CAFORIO, M.D. 1D. F ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D. 1E. F ELECTION OF DIRECTOR: M. GROBSTEIN 1F. F ELECTION OF DIR	110122108
01K	FIFTH THIRD BANK	TRACTOR SUPPLY COMPANY	ANNUAL MEETING	5/3/2016	3/7/2016	3/24/2016	MANAGEMENT	01 CYNTHIA T. JAMISON 02 JOHNSTON C. ADAMS 03 PETER D. BEWLEY 04 KEITH R. HALBERT 05 GEORGE MACKENZIE 06 EDNA K. MORRIS 07 MARK J. WEIKEL 08 GREGORY A.	010039625294	1943777610897665	80	FFF	FFFFFFFF	4/5/2016	1. F #DIRECTOR 2. F TO RATIFY THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016 3. F SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE C	892356106
01K	FIFTH THIRD BANK	UNITED RENTALS, INC.	ANNUAL MEETING	5/3/2016	3/7/2016	3/21/2016	MANAGEMENT		010039625294	3951342459545886	100	FFFFFFFFFFFFFF		4/4/2016	1A. F ELECTION OF DIRECTOR: JENNE K. BRITELL 1B. F ELECTION OF DIRECTOR: JOSE B. ALVAREZ 1C. F ELECTION OF DIRECTOR: BOBBY J. GRIFFIN 1D. F ELECTION OF DIRECTOR: MICHAEL J. KNEELAND 1E. F ELECTION OF DIRECTOR: SINGLETON B. MCALLISTER 1F. F	911363109
01K	FIFTH THIRD BANK	GILEAD SCIENCES, INC.	ANNUAL MEETING	5/11/2016	3/16/2016	4/1/2016	MANAGEMENT		010039625294	3071231770239885	20	FFFFFFFFFFFFF		4/13/2016	1A. F ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D. 1B. F ELECTION OF DIRECTOR: KEVIN E. LOFTON 1C. F ELECTION OF DIRECTOR: JOHN W. MADIGAN 1D. F ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D. 1E. F ELECTION OF DIRECTOR: JOHN F. MILLIGAN, PH.D.	375558103
01K	FIFTH THIRD BANK	SHAKE SHACK INC	ANNUAL MEETING	5/18/2016	3/21/2016	4/14/2016	MANAGEMENT		010039625294	5733715914119641	300	FFFF		4/19/2016	1A. F ELECTION OF DIRECTOR: DANIEL MEYER 1B. F ELECTION OF DIRECTOR: JEFF FLUG 1C. F ELECTION OF DIRECTOR: EVAN GUILLEMIN 2. F RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	819047101
01K	FIFTH THIRD BANK	LOWE'S COMPANIES, INC.	ANNUAL MEETING	5/27/2016	3/18/2016	4/14/2016	MANAGEMENT	01 RAUL ALVAREZ 02 ANGELA F. BRALY 03 SANDRA B. COCHRAN 04 LAURIE Z. DOUGLAS 05 RICHARD W. DREILING 06 ROBERT L. JOHNSON 07 MARSHALL O. LARSEN 08 JAMES	010039625294	9056511672817861	200	FFFFAA	FFFFFFFFFFF	5/9/2016	1. F #DIRECTOR 2. F APPROVAL OF THE LOWE'S COMPANIES, INC. 2016 ANNUAL INCENTIVE PLAN. 3. F ADVISORY APPROVAL OF LOWE'S NAMED EXECUTIVE OFFICER COMPENSATION IN FISCAL 2015. 4. F RATIFICATION OF THE APPOINTMENT OF DELOIT	548661107
01K	FIFTH THIRD BANK	NXP SEMICONDUCTORS NV.	ANNUAL MEETING	6/2/2016	5/5/2016	5/11/2016	MANAGEMENT		010039625294	3287315481970141	80
2C. F ADOPTION OF THE 2015 STATUTORY ANNUAL ACCOUNTS 2D. F GRANTING DISCHARGE TO THE DIRECTORS FOR THEIR RESPONSIBILITIES IN THE FINANCIAL YEAR 2015 3A. F PROPOSAL TO RE-APPOINT MR. RICHARD L. CLEMMER AS EXECUTIVE DIRECTOR WITH
																N6596X109
01K	FIFTH THIRD BANK	GENERAL MOTORS COMPANY	ANNUAL MEETING	6/7/2016	4/8/2016	4/27/2016	MANAGEMENT		010039625294	3013143764034319	400	FFFFFFFFFFFFFFN		5/19/2016
1A. F ELECTION OF DIRECTOR: JOSEPH J. ASHTON 1B. F ELECTION OF DIRECTOR: MARY T. BARRA 1C. F ELECTION OF DIRECTOR: LINDA R. GOODEN 1D. F ELECTION OF DIRECTOR: JOSEPH JIMENEZ 1E. F ELECTION OF DIRECTOR: KATHRYN V. MARINELLO 1F. F ELECTION
																37045V100
01K	FIFTH THIRD BANK	THE TJX COMPANIES, INC.	ANNUAL MEETING	6/7/2016	4/11/2016	5/3/2016	MANAGEMENT		010039625294	0523886032271592	200	FFFFFFFFFFFFNN		5/19/2016	1A. F ELECTION OF DIRECTOR: ZEIN ABDALLA 1B. F ELECTION OF DIRECTOR: JOSE B. ALVAREZ 1C. F ELECTION OF DIRECTOR: ALAN M. BENNETT 1D. F ELECTION OF DIRECTOR: DAVID T. CHING 1E. F ELECTION OF DIRECTOR: ERNIE HERRMAN 1F. F ELECTION OF DIREC	872540109
01K	FIFTH THIRD BANK	YAHOO! INC.	ANNUAL MEETING	6/30/2016	5/20/2016	6/1/2016	MANAGEMENT		010039625294	2493161401655073	300	FFFFFFFFFFFFF		6/15/2016	1A. F ELECTION OF DIRECTOR: TOR R. BRAHAM 1B. F ELECTION OF DIRECTOR: ERIC K. BRANDT 1C. F ELECTION OF DIRECTOR: DAVID FILO 1D. F ELECTION OF DIRECTOR: CATHERINE J. FRIEDMAN 1E. F ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN 1F. F ELECTION	984332106

Client	Client Name	Name	Meeting Type	Meeting Date	Record Date	Mail Date	Proposal Type	Directors	Account Number	Control No	Share Amount	Proposal Votes	Director Votes	Return Date	Proposal Text	CUSIP
01K	FIFTH THIRD BANK	TRACTOR SUPPLY COMPANY	ANNUAL MEETING	5/3/2016	3/7/2016	3/24/2016	MANAGEMENT	01 CYNTHIA T. JAMISON 02 JOHNSTON C. ADAMS 03 PETER D. BEWLEY 04 KEITH R. HALBERT 05 GEORGE MACKENZIE 06 EDNA K. MORRIS 07 MARK J. WEIKEL 08 GREGORY A.	010039626219	6963572541129869	120	FFF	FFFFFFFF	4/5/2016	1. F #DIRECTOR 2. F TO RATIFY THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016 3. F SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE C	892356106
01K	FIFTH THIRD BANK	UNITED RENTALS, INC.	ANNUAL MEETING	5/3/2016	3/7/2016	3/21/2016	MANAGEMENT		010039626219	8729088072124450	200	FFFFFFFFFFFFFF		4/4/2016	1A. F ELECTION OF DIRECTOR: JENNE K. BRITELL 1B. F ELECTION OF DIRECTOR: JOSE B. ALVAREZ 1C. F ELECTION OF DIRECTOR: BOBBY J. GRIFFIN 1D. F ELECTION OF DIRECTOR: MICHAEL J. KNEELAND 1E. F ELECTION OF DIRECTOR: SINGLETON B. MCALLISTER 1F. F	911363109
01K	FIFTH THIRD BANK	POTASH CORPORATION OF SASKATCHEWAN I	CONSENT MEETING	5/10/2016	3/14/2016	3/22/2016	MANAGEMENT	01 C.M. BURLEY 02 D.G. CHYNOWETH 03 J.W. ESTEY 04 G.W. GRANDEY 05 C.S. HOFFMAN 06 A.D. LABERGE 07 C.E. MADERE 08 K.G. MARTELL 09 J.J. MCCAIG 10 A.W. REG	010039626219	9357576504097312	600	FFFFN	FFFFFFFFFFFFF	4/5/2016
01 F #DIRECTOR 02 F THE APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE CORPORATION UNTIL THE CLOSE OF THE NEXT ANNUAL MEETING. 03 F THE RESOLUTION (INCLUDED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) APPROVING THE CORPORA
																73755L107
01K	FIFTH THIRD BANK	GILEAD SCIENCES, INC.	ANNUAL MEETING	5/11/2016	3/16/2016	4/1/2016	MANAGEMENT		010039626219	7235756022895760	80	FFFFFFFFFFFFF		4/13/2016	1A. F ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D. 1B. F ELECTION OF DIRECTOR: KEVIN E. LOFTON 1C. F ELECTION OF DIRECTOR: JOHN W. MADIGAN 1D. F ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D. 1E. F ELECTION OF DIRECTOR: JOHN F. MILLIGAN, PH.D.	375558103
01K	FIFTH THIRD BANK	JETBLUE AIRWAYS CORPORATION	ANNUAL MEETING	5/17/2016	3/21/2016	4/11/2016	MANAGEMENT		010039626219	1304056128654220	500	FFFFFFFFFFFFF		4/19/2016	1A. F ELECTION OF DIRECTOR: PETER BONEPARTH 1B. F ELECTION OF DIRECTOR: DAVID CHECKETTS 1C. F ELECTION OF DIRECTOR: VIRGINIA GAMBALE 1D. F ELECTION OF DIRECTOR: STEPHAN GEMKOW 1E. F ELECTION OF DIRECTOR: ROBIN HAYES 1F. F ELECTION OF DIR	477143101
01K	FIFTH THIRD BANK	BANKUNITED,INC.	ANNUAL MEETING	5/18/2016	3/18/2016	4/25/2016	MANAGEMENT	01 JOHN A. KANAS 02 RAJINDER P. SINGH 03 TERE BLANCA 04 EUGENE F. DEMARK 05 MICHAEL J. DOWLING 06 DOUGLAS J. PAULS 07 A. GAIL PRUDENTI 08 SANJIV SOBTI,	010039626219	4336172184420983	300	FFFF	FFFFFFFFFF	5/9/2016
1. F #DIRECTOR 2. F TO RATIFY THE AUDIT AND RISK COMMITTEE'S APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016. 3. F TO APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED CERTIF
																06652K103
01K	FIFTH THIRD BANK	NVIDIA CORPORATION	ANNUAL MEETING	5/18/2016	3/21/2016	4/15/2016	MANAGEMENT		010039626219	1799172678310803	300	FFFFFFFFFFFFFFFF		4/19/2016
1A. F ELECTION OF DIRECTOR: ROBERT K. BURGESS 1B. F ELECTION OF DIRECTOR: TENCH COXE 1C. F ELECTION OF DIRECTOR: PERSIS S. DRELL 1D. F ELECTION OF DIRECTOR: JAMES C. GAITHER 1E. F ELECTION OF DIRECTOR: JEN-HSUN HUANG 1F. F ELECTION OF DI
																67066G104
01K	FIFTH THIRD BANK	THE GOLDMAN SACHS GROUP, INC.	ANNUAL MEETING	5/20/2016	3/21/2016	4/13/2016	MANAGEMENT		010039626219	1562505901923007	80	FFFFFFFFFFFFFFFNNN		4/19/2016
1A. F ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN 1B. F ELECTION OF DIRECTOR: M. MICHELE BURNS 1C. F ELECTION OF DIRECTOR: GARY D. COHN 1D. F ELECTION OF DIRECTOR: MARK FLAHERTY 1E. F ELECTION OF DIRECTOR: WILLIAM W. GEORGE 1F. F ELECTION O
																38141G104
01K	FIFTH THIRD BANK	ZIONS BANCORPORATION	ANNUAL MEETING	5/27/2016	3/24/2016	4/18/2016	MANAGEMENT		010039626219	7364864313229173	450	FFFFFFFFFFFFFFN		5/9/2016	1A. F ELECTION OF DIRECTOR: JERRY C. ATKIN 1B. F ELECTION OF DIRECTOR: PATRICIA FROBES 1C. F ELECTION OF DIRECTOR: SUREN K. GUPTA 1D. F ELECTION OF DIRECTOR: J. DAVID HEANEY 1E. F ELECTION OF DIRECTOR: VIVIAN S. LEE 1F. F ELECTION OF DIR	989701107
01K	FIFTH THIRD BANK	NXP SEMICONDUCTORS NV.	ANNUAL MEETING	6/2/2016	5/5/2016	5/11/2016	MANAGEMENT		010039626219	5097112703538222	120
2C. F ADOPTION OF THE 2015 STATUTORY ANNUAL ACCOUNTS 2D. F GRANTING DISCHARGE TO THE DIRECTORS FOR THEIR RESPONSIBILITIES IN THE FINANCIAL YEAR 2015 3A. F PROPOSAL TO RE-APPOINT MR. RICHARD L. CLEMMER AS EXECUTIVE DIRECTOR WITH
																N6596X109
01K	FIFTH THIRD BANK	AMBARELLA, INC.	ANNUAL MEETING	6/7/2016	4/15/2016	5/2/2016	MANAGEMENT	01 CHENMING C. HU, PH.D. 02 FENG-MING (FERMI) WANG	010039626219	5623439091663563	300	FFF	FF	5/9/2016
1. F #DIRECTOR
2. F PROPOSAL
TO RATIFY THE APPOINTMENT OF PRICEWATER-HOUSECOOPERS LLP AS AMBARELLA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING ON JANUARY 31, 2017. 3. F TO APPROVE, ON AN ADVISORY
																G037AX101

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott	/s/ Randy Linscott
President
Date: August 20, 2016